NON-CONTROLLING INTERESTS - Continuity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) minesite	Dec. 31, 2022 USD ($) minesite	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		$ 8,450
Profit (loss), attributable to non-controlling interests		585	$ 1,266
Cash contributed		0	12
Disbursements		(846)	(1,111)
Non-controlling interests, ending balance	$ 8,518	$ 8,518	8,450
Number of minesite locations in Tanzania mines | minesite	2	2
Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		$ 8,450	8,369
Acquisitions		329
Profit (loss), attributable to non-controlling interests		585	1,266
Cash contributed			12
Increase (decrease) in non-controlling interest			(86)
Disbursements		(846)	(1,111)
Non-controlling interests, ending balance	$ 8,518	$ 8,518	8,450
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		38.50%
Non-controlling interests, beginning balance		$ 6,061	5,978
Acquisitions		0
Profit (loss), attributable to non-controlling interests		633	980
Cash contributed			0
Increase (decrease) in non-controlling interest			(49)
Disbursements		(626)	(848)
Non-controlling interests, ending balance	6,068	$ 6,068	6,061
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		40.00%
Non-controlling interests, beginning balance		$ 1,189	1,193
Acquisitions		0
Profit (loss), attributable to non-controlling interests		96	174
Cash contributed			0
Increase (decrease) in non-controlling interest			0
Disbursements		(157)	(178)
Non-controlling interests, ending balance	1,128	$ 1,128	1,189
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		16.00%
Non-controlling interests, beginning balance		$ 298	263
Acquisitions		0
Profit (loss), attributable to non-controlling interests		35	35
Cash contributed			0
Increase (decrease) in non-controlling interest			0
Disbursements		(12)	0
Non-controlling interests, ending balance	321	$ 321	298
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
Non-controlling interests, beginning balance		$ 953	933
Acquisitions		0
Profit (loss), attributable to non-controlling interests		(179)	71
Cash contributed			0
Increase (decrease) in non-controlling interest			0
Disbursements		(35)	(51)
Non-controlling interests, ending balance	739	$ 739	953
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		10.30%
Non-controlling interests, beginning balance		$ 29	39
Acquisitions		0
Profit (loss), attributable to non-controlling interests		0	6
Cash contributed			0
Increase (decrease) in non-controlling interest			0
Disbursements		(16)	(16)
Non-controlling interests, ending balance	$ 13	$ 13	29
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%	50.00%
Non-controlling interests, beginning balance		$ 0	0
Acquisitions		329
Profit (loss), attributable to non-controlling interests		0	0
Cash contributed			0
Increase (decrease) in non-controlling interest			0
Disbursements		0	0
Non-controlling interests, ending balance	$ 329	329	0
Other
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance		(80)	(37)
Acquisitions		0
Profit (loss), attributable to non-controlling interests		0	0
Cash contributed			12
Increase (decrease) in non-controlling interest			(37)
Disbursements		0	(18)
Non-controlling interests, ending balance	$ (80)	$ (80)	$ (80)